Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
General and Administrative Expenses
Salaries, directors' fees and related benefits	$ 2,209	$ 2,547
Share-based compensation	1,318	1,742
Professional fees	784	634
Regulatory fees	137	197
Investor and public relations	1,036	1,174
Office and administration	637	646
Depreciation	4	130
Total General and Administration Expenses	6,125	7,070
Other Expenses (Income)
Finance costs - net	2,233	2,381
(Gain) / loss on foreign exchange	6	(3)
Loss on modification of debentures		4,109
Loss on land exchange		553
Gain on disposal of financial instrument	(36)
Loss on disposal of intangible	1,324
Loss on disposal of lands	469
Loss on financial instrument fair value		971
Other income	(23)	(38)
Total Other Expenses	3,973	7,973
Loss for the Period	10,098	15,043
Other Comprehensive Loss
Reclass on disposal of financial instrument	36
Items that may be subsequently reclassified to profit or loss:
Unrealized loss on financial instrument	166
Other Comprehensive Loss for the Period	202
Total Comprehensive Loss for the Period - Net of Tax	$ 10,300	$ 15,043
Basic and Diluted Loss per Share	$ (0.03)	$ (0.05)
Weighted Average Number of Shares - basis and diluted	318,891,961	320,495,981